Associated companies (Details 4) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of associates [line items]
Current assets		$ 35,563	$ 28,208
Non-current assets		110,000	104,871		$ 104,867
Current liabilities		29,607	23,403		23,396
Non-current liabilities		37,264	35,449		$ 35,392
Profit (loss)		12,614	7,703	$ 6,698
Other comprehensive income		(406)	2,837	(2,333)
Comprehensive income		$ 12,208	10,540	$ 4,365
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Current assets	$ 29,600		31,600
Non-current assets	57,800		55,400
Current liabilities	23,000		22,200
Non-current liabilities	25,000		25,500
Revenue	28,100		53,300
Profit (loss)	6,400		6,600
Other comprehensive income	800		700
Comprehensive income	$ 7,200		$ 7,300